Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2022	May 09, 2022	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The following table sets forth (i) the compensation for Thomas A. Gendron, our principal executive officer (“PEO”) in fiscal year 2021 and fiscal year 2022 until May 9, 2022, (ii) the compensation for Charles P. Blankenship, our PEO since May 9, 2022, and (iii) the average compensation for our NEOs other than either of our PEOs (“non-PEO NEOs”). Such amounts are reported for fiscal years 2024, 2023, 2022 and 2021 (each a “Covered Year”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (or “CAP”) to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. In the tables below, Mr. Gendron is referred to as “PEO 1” and Mr. Blankenship is referred to as “PEO 2”. “Compensation actually paid” does not reflect amounts actually realized by either of our PEOs and Non-PEO NEOs and may be higher or lower than amounts, if any, that are actually realized by such individuals. The table below also provides information for each Covered Year regarding our cumulative total shareholder return, the cumulative return of our peer group, our net income, and our Adjusted Earnings Per Share (“Adjusted EPS”). Additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis”.

							Value of Initial Fixed $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for PEO 1 ($)	Compensation Actually Paid to PEO 1 ($)(1)(2)	Summary Compensation Table Total for PEO 2 ($)	Compensation Actually Paid to PEO 2 ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return S&P 400 MidCap ($)(6)	Net Income ($)(in Thousands) (7)	Adjusted EPS ($)(8)
2024	N/A	N/A	$11,177,865	$18,875,282	$2,986,331	$4,404,508	$220	$178	$372,971	$6.11
2023	N/A	N/A	$7,615,536	$13,715,786	$3,054,183	$4,256,756	$158	$141	$232,368	$4.21
2022	$5,025,133	$16,989	$6,984,261	$5,891,379	$1,421,731	$365,530	$101	$122	$171,698	$2.75
2021	$5,611,439	$12,792,019	N/A	N/A	$2,385,323	$3,965,323	$142	$144	$208,649	$3.24
(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Fiscal Year	2024
Summary Compensation Table Total for PEO 1 for Covered Year ($)	$0
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year ($)	$0
Plus Value, as of Covered Year End, of Equity Awards Granted During the Covered Year That Were Outstanding and Unvested at Covered Year End ($)	$0
Plus Year-over-Year Change in Fair Value, between the Immediately Prior Fiscal Year End and the Covered Fiscal Year End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$0
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	$0
Plus Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year ($)	$0
Minus Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation ($)	N/A
Compensation Actually Paid to PEO 1 in the Covered Year ($)	$0

Fiscal Year	2024
Summary Compensation Table Total for PEO 2 for Covered Year ($)	$11,177,865
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year ($)	$7,202,743
Plus Value, as of Covered Year End, of Equity Awards Granted During the Covered Year That Were Outstanding and Unvested at Covered Year End ($)	$9,566,107
Plus Year over Year Change in Fair Value, between the Immediately Prior Fiscal Year End and the Covered Fiscal Year End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$4,814,421
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	$0
Plus Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year ($)	$409,241
Minus Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation ($)	$110,392
Compensation Actually Paid to PEO 2 in the Covered Year ($)	$18,875,282

(2)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with ASC 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note 21 of Woodward’s financial statements in its Annual Report on Form 10-K for the fiscal year ended September 30, 2024, filed with the SEC on November 26, 2024.
(3)
This figure is the average of the summary compensation table total compensation for the non-PEO NEOs in each listed year. The names of the non-PEO NEOs for each Covered Year are: for 2024, William F. Lacey, Thomas G. Cromwell, A. Christopher Fawzy, Randy Hobbs, and Terence J. Voskuil; for 2023, Mark D. Hartman, Thomas G. Cromwell, A. Christopher Fawzy, Sagar A. Patel, Bill F. Lacey, Randy Hobbs, and Roger A. Ross; for 2022, Mark D. Hartman, Thomas
G. Cromwell, A. Christopher Fawzy and Sagar A. Patel; and for 2021, Thomas G. Cromwell, Sagar A. Patel., Roger A. Ross, and Robert F. Weber, Jr.
(4)
This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.

Fiscal Year	2024
Average Summary Compensation Table Total for Non-PEO NEOs in Covered Year ($)	$2,986,331
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year ($)	$1,475,338
Plus Non-PEO NEO Average Value, as of Covered Year End, of Equity Awards Granted During Covered Year That Were Outstanding and Unvested at Covered Year End ($)	$1,719,100
Plus Non-PEO NEO Average Change in Fair Value, between the Immediately Prior Fiscal Year End and the Covered Fiscal Year End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$1,143,219
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	$0
Plus Non-PEO NEO Average Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year ($)	$10,030
Minus Non-PEO NEO Average Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation ($)	$21,167
Average Compensation Actually Paid to Non-PEO NEOs in the Covered Year ($)	$4,404,508
(5)
Total shareholder return is calculated by assuming that a $100 investment was made on at the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.
(6)
The peer group used is the S&P MidCap 400, as used in the Company's performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.
(7)
The dollar amounts reported are the Company's net income reflected in the Company’s audited financial statements.
(8)
In the Company's assessment, Adjusted EPS was identified as the most important financial performance measure used by us in fiscal year 2024 to link compensation actually paid to performance. Our definition of Adjusted EPS is described in the “Compensation Discussion and Analysis”.

Company Selected Measure Name			Adjusted EPS
Peer Group Issuers, Footnote
(6)
The peer group used is the S&P MidCap 400, as used in the Company's performance graph in our annual report. Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

Adjustment To PEO Compensation, Footnote	.

Fiscal Year	2024
Summary Compensation Table Total for PEO 1 for Covered Year ($)	$0
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year ($)	$0
Plus Value, as of Covered Year End, of Equity Awards Granted During the Covered Year That Were Outstanding and Unvested at Covered Year End ($)	$0
Plus Year-over-Year Change in Fair Value, between the Immediately Prior Fiscal Year End and the Covered Fiscal Year End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$0
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	$0
Plus Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year ($)	$0
Minus Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation ($)	N/A
Compensation Actually Paid to PEO 1 in the Covered Year ($)	$0

Fiscal Year	2024
Summary Compensation Table Total for PEO 2 for Covered Year ($)	$11,177,865
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year ($)	$7,202,743
Plus Value, as of Covered Year End, of Equity Awards Granted During the Covered Year That Were Outstanding and Unvested at Covered Year End ($)	$9,566,107
Plus Year over Year Change in Fair Value, between the Immediately Prior Fiscal Year End and the Covered Fiscal Year End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$4,814,421
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	$0
Plus Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year ($)	$409,241
Minus Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation ($)	$110,392
Compensation Actually Paid to PEO 2 in the Covered Year ($)	$18,875,282

Non-PEO NEO Average Total Compensation Amount			$ 2,986,331	$ 3,054,183	$ 1,421,731	$ 2,385,323
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,404,508	4,256,756	365,530	3,965,323
Adjustment to Non-PEO NEO Compensation Footnote
(3)
This figure is the average of the summary compensation table total compensation for the non-PEO NEOs in each listed year. The names of the non-PEO NEOs for each Covered Year are: for 2024, William F. Lacey, Thomas G. Cromwell, A. Christopher Fawzy, Randy Hobbs, and Terence J. Voskuil; for 2023, Mark D. Hartman, Thomas G. Cromwell, A. Christopher Fawzy, Sagar A. Patel, Bill F. Lacey, Randy Hobbs, and Roger A. Ross; for 2022, Mark D. Hartman, Thomas
G. Cromwell, A. Christopher Fawzy and Sagar A. Patel; and for 2021, Thomas G. Cromwell, Sagar A. Patel., Roger A. Ross, and Robert F. Weber, Jr.
(4)
This figure is the average of compensation actually paid for the non-PEO NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below.

Fiscal Year	2024
Average Summary Compensation Table Total for Non-PEO NEOs in Covered Year ($)	$2,986,331
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year ($)	$1,475,338
Plus Non-PEO NEO Average Value, as of Covered Year End, of Equity Awards Granted During Covered Year That Were Outstanding and Unvested at Covered Year End ($)	$1,719,100
Plus Non-PEO NEO Average Change in Fair Value, between the Immediately Prior Fiscal Year End and the Covered Fiscal Year End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years ($)	$1,143,219
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year ($)	$0
Plus Non-PEO NEO Average Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year ($)	$10,030
Minus Non-PEO NEO Average Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	$0
Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation ($)	$21,167
Average Compensation Actually Paid to Non-PEO NEOs in the Covered Year ($)	$4,404,508

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program and practices are designed to reinforce our pay-for-performance philosophy and align with sound governance principles. The metrics that the Company uses for both our short-term and long-term incentive awards are selected to promote alignment with our business strategy and to incentivize our NEOs toward long-term stockholder value creation. The financial performance measures identified as the most important and used by the Company to link executive “compensation actually paid” to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:

•
Adjusted EPS
•
Adjusted Free Cash Flow
•
Return on Capital

Adjusted EPS, Adjusted Free Cash Flow and Return on Capital are non-GAAP financial measures. For more information on how Adjusted EPS is calculated, see the section titled “Non-U.S. GAAP Measures” in Item 7, Management’s Discussion and Analysis of Financial Conditions and Results of Operations, in the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2024, filed with the SEC on November 26, 2024. For more information on how Adjusted Free Cash Flow is calculated, see “Annex A: Adjusted and Non-U.S. GAAP Financial Measures” at the end of this proxy statement. In fiscal year 2024, and solely for the purposes of calculating performance under the EIP, a further downward adjustment was made to Adjusted EPS and Adjusted

Free Cash Flow in respect of unusual income from the Company’s China on-highway business totaling in excess of 2% of the Company’s net earnings for the fiscal year; see “Short-Term Incentive Compensation” under “Compensation Discussion and Analysis” for additional information. "Return on Capital" means net income, adjusted for accounting changes and after-tax interest expense, divided by the sum of total debt, shareholder’s equity, and minority interest. As noted above, in the Company’s assessment, Adjusted EPS was identified as the most important financial performance measure we used in fiscal year 2024 to link compensation actually paid to performance.

Total Shareholder Return Amount			$ 220	158	101	142
Peer Group Total Shareholder Return Amount			178	141	122	144
Net Income (Loss)			$ 372,971,000	$ 232,368,000	$ 171,698,000	$ 208,649,000
Company Selected Measure Amount | $ / shares			6.11	4.21	2.75	3.24
PEO Name	Charles P. Blankenship	Thomas A. Gendron	Charles P. Blankenship	Charles P. Blankenship		Thomas A. Gendron
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EPS
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Capital
Thomas A. Gendron [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0		$ 5,025,133	$ 5,611,439
PEO Actually Paid Compensation Amount			0		16,989	$ 12,792,019
Charles P. Blankenship [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			11,177,865	$ 7,615,536	6,984,261
PEO Actually Paid Compensation Amount			18,875,282	$ 13,715,786	$ 5,891,379
PEO | Thomas A. Gendron [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas A. Gendron [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas A. Gendron [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas A. Gendron [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas A. Gendron [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Thomas A. Gendron [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Charles P. Blankenship [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,202,743)
PEO | Charles P. Blankenship [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,566,107
PEO | Charles P. Blankenship [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,814,421
PEO | Charles P. Blankenship [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Charles P. Blankenship [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			409,241
PEO | Charles P. Blankenship [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			110,392
PEO | Charles P. Blankenship [Member] | Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,475,338)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,719,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,143,219
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,030
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 21,167